OTHER ASSETS - THIRD PARTIES (Details) - Third parties ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Receivables related to disposal of a subsidiary	¥ 919,392
Prepayments for purchase of property, plant and equipment	845,201		¥ 2,541,329
Prepayment for warranty insurance premium	99,611		106,652
Deposit for rent and others	53,927		61,355
Prepayment of income tax attributable to intercompany transactions	7,069		14,142
Refund receivable of U.S. countervailing duties and anti-dumping duties	13,563		12,767
Less: Allowance for credit losses	(788)		(914)
Total	¥ 1,937,975	$ 265,501	¥ 2,735,331